Troubled Debt Restructurings Segregated by Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan
Financing Receivable, Modifications [Line Items]
Number of Loans	5	4
Pre-Modification Outstanding Recorded Investment	$ 9,261	$ 6,850
Post-Modification Outstanding Recorded Investment	7,119	5,602
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of Loans	5	4
Pre-Modification Outstanding Recorded Investment	9,261	6,850
Post-Modification Outstanding Recorded Investment	$ 7,119	$ 5,602